Payables and accruals (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Payables and accruals
Trade payables	SFr 984,384	SFr 1,276,546
Social security and other taxes	164,609	120,875
Accrued expenses	1,235,357	1,598,583
Total payables and accruals	SFr 2,384,350	SFr 2,996,004
Maturity period of payables	3 months
Increase (decrease) in payables and accruals	SFr (600,000)